SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-21497

                              AB Corporate Shares
               (Exact name of registrant as specified in charter)

                             AllianceBernstein L.P.
              1345 Avenue of the Americas, New York, New York 10105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

                          Copies of communications to:
                                 Paul M. Miller
                              Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001

                       Date of fiscal year end: April 30

             Date of reporting period: July 1, 2016 - June 30, 2017

Item 1.  Proxy Voting Record.

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-21497
Reporting Period: 07/01/2016 - 06/30/2017
AB Corporate Shares









========================== AB Corporate Income Shares ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========================== AB Municipal Income Shares ==========================


PUERTO RICO INDL TOURIST

Ticker:                      Security ID:  745272FA7
Meeting Date: MAR 30, 2017   Meeting Type: Written Consent
Record Date:  NOV 17, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     By Marking For I Direct The             None      Did Not Vote Management
      Institution Holding My Bonds to
      Transmit and Confirm My Bond Holding
      Information for Recording In The
      Registry. By Marking Against My Bonds
      Shall Be Missing From The Registry


--------------------------------------------------------------------------------

PUERTO RICO INDL TOURIST EDL MED & ENVIRONMENTAL CTL FACS F

Ticker:                      Security ID:  74527JAC1
Meeting Date: MAR 30, 2017   Meeting Type: Written Consent
Record Date:  APR 25, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     By Marking For I Direct The             None      Against      Management
      Institution Holding My Bonds to
      Transmit and Confirm My Bond Holding
      Information for Recording In The
      Registry. By Marking Against My Bonds
      Shall Be Missing From The Registry.



==================== AB Taxable Multi-Sector Income Shares =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                  Registrant: AB Corporate Shares



                                  By:    Robert M. Keith*
                                         ---------------------
                                         Chief Executive Officer



                                  Date:  August 31, 2017

*By: /s/ Emilie D. Wrapp
     --------------------
         Emilie D. Wrapp
         Secretary

                               POWER OF ATTORNEY
                               -----------------

     KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby revokes all prior powers granted by the undersigned to the extent inconsistent herewith and constitutes and appoints Robert M. Keith, Emilie D. Wrapp, Eric C. Freed, Nancy E. Hay and Stephen J. Laffey and each of them, to act severally as attorney-in-fact and agent, with power of substitution and resubstitution, for the undersigned in any and all capacities, solely for the purpose of signing the respective Registration Statements, and any amendments thereto, on Form N-1A and any other filings of:

-AB Bond Fund, Inc.
-AB Cap Fund, Inc.
-AB Core Opportunities Fund, Inc.
-AB Corporate Shares
-AB Discovery Growth Fund, Inc.
-AB Equity Income Fund, Inc.
-AB Fixed-Income Shares, Inc.
-AB Global Bond Fund, Inc.
-AB Global Real Estate Investment Fund, Inc.
-AB Global Risk Allocation Fund, Inc.
-AB Government Exchange Reserves
-AB High Income Fund, Inc.
-AB Institutional Funds, Inc.
-AB International Growth Fund, Inc.
-AB Large Cap Growth Fund, Inc.
-AB Municipal Income Fund, Inc.
-AB Municipal Income Fund II
-AB Sustainable Global Thematic Fund, Inc.
-AB Relative Value Fund, Inc.
-AB Trust
-AB Unconstrained Bond Fund, Inc.
-AB Variable Products Series Fund, Inc.
-The AB Portfolios
-Sanford C. Bernstein Fund II, Inc.

and filing the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.


                                           /s/ Robert M. Keith
                                           ------------------------
                                               Robert M. Keith

Dated: August 2, 2017